CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND DEFICIT - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jul. 21, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Temporary equity balance at the beginning (in shares)				21,257,708	21,257,708	21,257,708	21,257,708	21,257,708
Balance at the beginning	$ (283,889)	$ (167,976)	$ (228,228)	$ (270,413)	$ (223,824)	$ (270,413)	$ (223,824)	$ (223,824)	$ (203,234)
Net loss	(5,000)	43,875	(10,438)			(38,017)	(17,993)	(52,556)	(55,637)
Issuance of common stock in connection with litigation settlement									28,966
Stock-based compensation expense	729	2,361	1,073			3,235	4,224	$ 5,967	$ 6,081
Temporary equity balance at the end (in shares)								21,257,708	21,257,708
Balance at the ending	$ (288,159)	$ (121,740)	$ (237,593)	$ (283,889)	$ (228,228)	$ (288,159)	$ (237,593)	$ (270,413)	$ (223,824)
Common Stock
Balance at the beginning (in shares)	138,848,177	37,159,600	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177	112,167,666
Balance at the beginning	$ 14	$ 4	$ 14	$ 14	$ 14	$ 14	$ 14	$ 14	$ 11
Issuance of common stock in connection with litigation settlement									$ 3
Issuance of common stock in connection with litigation settlement (in shares)									26,680,511
Balance at the ending (in shares)	138,848,177	37,159,600	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177	138,848,177
Balance at the ending	$ 14	$ 4	$ 14	$ 14	$ 14	$ 14	$ 14	$ 14	$ 14
APIC
Balance at the beginning	204,384	359,753	187,348	187,348	187,348	187,348	187,348	187,348	158,385
Issuance of common stock in connection with litigation settlement									28,963
Stock-based compensation expense		2,361
Balance at the ending	204,384	362,114	187,348	204,384	187,348	204,384	187,348	187,348	187,348
Accumulated Deficit
Balance at the beginning	(507,856)	(467,023)	(429,838)	(474,839)	(422,283)	(474,839)	(422,283)	(422,283)	(366,646)
Net loss	(5,000)	43,875	(10,438)			(38,017)	(17,993)	(52,556)	(55,637)
Balance at the ending	$ (512,856)	$ (423,148)	$ (440,276)	$ (507,856)	$ (429,838)	$ (512,856)	$ (440,276)	$ (474,839)	$ (422,283)
Treasury Stock
Balance at the beginning (in shares)	(22,821)		(22,821)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)
Balance at the beginning	$ (23)		$ (23)	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)
Balance at the ending (in shares)	(22,821)		(22,821)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)	(22,821)
Balance at the ending	$ (23)		$ (23)	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)	$ (23)
Non-controlling Interest
Balance at the beginning	19,592		14,271	17,087	11,120	17,087	11,120	11,120	5,039
Stock-based compensation expense	729		1,073			3,235	4,224	5,967	6,081
Balance at the ending	$ 20,321		$ 15,344	$ 19,592	$ 14,271	$ 20,321	$ 15,344	$ 17,087	$ 11,120
Convertible Preferred Stock
Temporary equity balance at the beginning (in shares)	21,257,708		21,257,708	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708
Temporary equity balance at the beginning	$ 137,949		$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949
Temporary equity balance at the end (in shares)	21,257,708		21,257,708	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708	21,257,708
Temporary equity balance at the end	$ 137,949		$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949	$ 137,949